13F-HR

                 09/30/10




                   NONE
     		   1

                Susan Ketcham
                650-234-4500

     		  sketcham@hewlett.org

                 13F-HR
         FORM 13F HOLDINGS REPORT
                   UNITED STATES
                         SECURITIES AND EXCHANGE COMMISION
                         Washington, D.C.  20549

                         FORM 13F

                         FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number: One
This Amendment (Check only one.): [] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report
Name: The William and Flora Hewlett Foundation
Address: 2121 Sand Hill Road,
         Menlo Park, CA  94025

13F File Number:

Name, Phone No., and -Title of Person Duly Authorized to Submit This Report.
Susan Ketcham, Treasurer       (650) 234-4500

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete.
It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

	Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Menlo Park and the State of California on the 20th day of October, 2010
	The William & Flora Hewlett Foundation
	(Name of Insitutional Investment Manager)
	Susan Ketcham, Treasurer

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule
is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
ReportType (Check only one.):
[X]  13F Holding Report
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT 1934.

REPORT SUMMARY:

Number of other Included Managers:       0
Form13F Information Table Entry Total        2
Form 13F Information Table Value Total:  $306,803,081

                        Form 13F Information Table

               Tiltle          Value SHARES/      INVESTMENT          VOTING
Name of Issuer of Class CUSIP               PRN AMTD  DSCRETN    Managers AUTHRTY
Hewlett-       Common   428236  160,635,040    3,818,280 Sole       None     Sole
Packard Co              -10-3

Agilent        Common   846U101 146,168,041    4,380,223 Sole       None     Sole
Technologies Inc.



While the William and Flora Hewlett Foundation retains
ultimate investment discretion with respect to the HP and Agilent shares once the decision is made to sell shares, the sales are
directed by PERSHING ADVISOR SOLUTIONS LLC, CREDIT SUISSE SECURITIES (USA) LLC, and other brokers.